Income Taxes - Summary Of Activity Related To The Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 6,646	$ 2,858
Increases related to prior year positions	4,681	2,377
Increases related to current year positions	3,498	1,581
Decreases related to lapse of statutes	(424)	(170)
Balance at end of year	$ 14,401	$ 6,646